Income And Mining Tax Expense (Tables)	12 Months Ended
Dec. 31, 2013
Income and Mining Tax Expense

	Fiscal Year Ended December 31,
	2013	2012	2011
Current income taxes
South Africa	(16.1)	(14.5)	(16.4)
Ghana	(40.6)	(170.6)	(180.5)
Australia	(42.1)	(64.1)	(35.9)
Peru	(66.3)	(104.7)	(111.7)

Current income and mining taxes	(165.1)	(353.9)	(344.5)

Deferred income taxes
South Africa	14.2	24.2	5.5
Ghana	68.3	(36.8)	(12.0)
Australia	1.0	(4.8)	(51.3)
Peru	(24.1)	11.9	17.8

Deferred income and mining taxes	59.4	(5.5)	(40.0)

Total income and mining taxes	(105.7)	(359.4)	(384.5)

Pre-Tax (Loss)/Income from Continuing Operations Before Impairment of Equity Investee and Share of Equity Investee's Share of Losses

The Company’s pre-tax (loss)/income from continuing operations before impairment of equity investee and share of equity investees’ share of losses comprise:

	Fiscal Year Ended December 31,
	2013	2012	2011
South Africa	(348.7)	(169.5)	(124.9)
Ghana	(96.9)	441.6	624.9
Australia	111.0	156.5	258.8
Peru	153.4	259.6	241.1
British Virgin Islands	18.7	24.5	4.5

	(162.5)	712.7	1,004.4

Major Items Causing Income Tax Provision to Differ from South African Mining Statutory Rate
Fiscal Year Ended December 31,
	2013	2012	2011

South African mining tax on mining income, an income tax, is determined on a formula basis which takes into account the profit and revenue from mining operations during the period. Non-mining income is taxed at a standard rate. Deferred tax is provided at the estimated mining tax rate that will apply when the temporary differences reverse. The applicable tax rates are:

South Africa
Mining statutory rate	34.0%	34.0%	43.0%
Non-mining income standard tax rate	28.0%	28.0%	35.0%
Non-mining companies	28.0%	28.0%	28.0%
Ghana	35.0%	35.0%	25.0%
Australia	30.0%	30.0%	30.0%
Peru	30.0%	30.0%	30.0%
Major items causing the Group’s income tax provision to differ from the South African mining statutory rate were:
Tax on (loss)/income before tax, impairment of investment in equity investee and share of equity investees’ losses and discontinued operations at South African mining statutory rate	55.3	(242.3)	(431.9)
Rate adjustment to reflect company tax rates	25.5	17.1	213.8
South African mining tax formula rate adjustment	—	—	(25.9)
Valuation allowance raised against deferred tax assets	(1.1)	—	—
Reversal of valuation allowance previously raised against deferred tax assets [1]	—	58.2	20.6
Non-deductible expenditure [2]	(56.1)	(12.5)	(75.9)
Non-deductible exploration and feasibility and evaluation costs	(47.2)	(74.4)	(92.8)
Non-deductible share-based compensation	(11.5)	(12.9)	(10.3)
Non-deductible interest expense	(25.3)	(24.8)	(23.4)
Deferred tax adjustment on changes in tax rates at the South African (2013 and 2012) and Ghanaian operations in 2012 (2011: Peruvian operation)	(4.4)	(65.4)	9.1
Prior year adjustment to Cerro Corona deferred tax [3]	(29.5)	—	—
Other	(11.4)	(2.4)	32.2

Income and mining tax expense	(105.7)	(359.4)	(384.5)

(1)	During fiscal year ended December 31, 2012, the Group reversed a portion of the valuation allowance against unredeemed capital expenditure and net operating losses to the extent that there is sufficient future taxable income. In making this determination, the Group analyzed, amongst other things, the recent history of earnings and cashflows, forecasts of future earnings, the nature and timing of future deductions and benefits represented by deferred tax assets and the cumulative earnings for the last three years.
(2)

The December 31, 2013: $56.1 million (fiscal years ended December 31, 2012: $12.5 million and December 31, 2011: $75.9 million) non-deductible expenditure comprises mainly $13.3 million (fiscal years ended December 31, 2012: $6.0 million and December 31, 2011: $3.5 million) of impairments, $8.0 million (fiscal years ended December 31, 2012: $nil million and December 31, 2011: $nil million) of facility charges, $8.2 million (fiscal years ended December 31, 2012: $nil million and December 31, 2011: $nil million) of legal and consulting fees, $5.1 million (fiscal years ended December 31, 2012: $nil million and December 31, 2011: $nil million) of stamp duty on the Yilgarn South assets acquistion, $9.4 million (fiscal years ended December 31, 2012: $12.8 million and December 31, 2011: $16.7 million) of various Peruvian non-deductible expenses and $nil relating to National stabilization levy in Ghana (fiscal years ended December 31, 2012: $nil and December 31, 2011: $35.9 million). There were no other individually significant amounts included in this line item.

(3)	In connection with the preparation of the consolidated financial statements for the year ended December 31, 2013, the Group identified an understatement in the calculation of its deferred tax liabilities related to its Cerro Corona operations in Peru. Deferred tax amounting to $29.5 million was incorrectly recognised in prior years on the basis differences related to foreign nonmonetary assets and liabilities that are remeasured from the local currency into the functional currency. As a result, the deferred tax liability at December 31, 2012 was understated by $29.5 million.

The Group has applied SEC Staff Accounting Bulletin (SAB) No. 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements. SAB No. 108 states that registrants must quantify the impact of correcting all misstatements on all periods presented, including both the carryover (iron curtain method) and reversing (rollover method) effects of prior-year misstatements on the current-year financial statements, and by evaluating the misstatement measured under each method in light of quantitative and qualitative factors.

In accordance with accounting guidance presented in ASC 250-10 and SEC Staff Accounting Bulletin No. 99, Materiality, the Group assessed the materiality of the misstatement and concluded that it was not material to Group’s current-year financial statements, taken as a whole.

Under SAB No. 108, prior-year misstatements may be corrected in the current year provided that such correction does not result in a material misstatement to the current-year financial statements. Correcting current-year financial statements for such “immaterial errors” does not require previously filed reports to be amended. The Group has corrected the misstatement in the current-year financial statements as an “out-of-period” adjustment of $29.5 million.

(4)	No provision is made for the income tax effect that may arise on the remittance of unremitted earnings by certain foreign subsidiaries. It is management’s intention that these earnings will be permanently re-invested into future capital projects, maintenance capital and ongoing working capital funding requirements. In the event that the Group repatriated these earnings, income taxes and withholding taxes may be incurred. The determination of such taxes is subject to various complex calculations and, accordingly, the Group has determined that it is impractical to estimate the amount of deferred tax liability on such unremitted earnings.

Deferred Income and Mining Tax Liabilities and Assets
	December 31, 2013	December 31, 2012
Deferred income and mining tax liabilities and assets on the balance sheet as of December 31, 2013 and 2012 relate to the following:
Deferred income and mining tax liabilities
Mining assets	1,047.6	1,608.0
Investments held by environmental trust funds	2.7	45.3
Inventory	18.2	15.3
Other	19.5	13.1

Gross deferred income and mining tax liabilities	1,088.0	1,681.7

Provisions, including rehabilitation accruals	(103.7)	(144.6)
Tax losses	(159.8)	(183.0)
Unredeemed capital expenditure	(876.9)	(782.9)
Other	(4.1)	—

Gross deferred income and mining tax assets	(1,144.5)	(1,110.5)
Valuation allowance for deferred tax assets	330.2	324.4

Total deferred income and mining tax assets	(814.3)	(786.1)

Total deferred income and mining tax liabilities	273.7	895.6
Less: short-term portion of deferred income and mining tax liabilities	(16.0)	(17.9)
Less: short-term portion of deferred income and mining tax assets	29.0	—

Long-term portion of deferred income and mining taxes	286.7	877.7

Classified as:
Long-term liabilities	(309.3)	(901.8)
Long-term assets	22.6	24.1

Valuation Allowance for Deferred Tax Assets
The valuation allowance relates primarily to net operating loss carry-forwards for the entities below, except for GFI Joint Venture Holdings, or GFIJVH, which also include unredeemed capital expenditure.

	December 31, 2013	December 31, 2012
Orogen Investments SA (Luxembourg)	41.0	37.9
Gold Fields Arctic Platinum Oy	23.2	28.8
Living Gold (Pty) Limited [1]	—	4.8
GFI Joint Venture Holdings	266.0	252.3
Other	—	0.6

	330.2	324.4

(1)	Valuation allowance not raised at December 31, 2013 as it was distributed as part of the Sibanye Gold spin-off.

Unredeemed Capital Expenditure

As at December 31, 2013 and December 31, 2012 the Group had unredeemed capital expenditure available for deduction against future mining income at its operations as follows:

	December 31, 2013	December 31, 2012
Unredeemed capital expenditure:
Gold Fields Operations	692.3	724.3
GFI Joint Venture Holdings	1,779.9	1,885.4
Gold Fields La Cima [1]	450.9	506.8

	2,923.1	3,116.5

(1)	The estimated capital allowances do not have an expiration date. Gold Fields La Cima, or La Cima, currently has no tax losses available for utilization against future profits.

Calculated tax losses

	December 31, 2013	December 31, 2012
Calculated tax losses:
Gold Fields Operations [1]	301.1	404.9
Gold Fields Group Services (Pty) Limited [1]	8.2	15.2
Abosso Goldfields Limited [2]	7.2	—
Orogen Investments SA (Luxembourg) [3]	140.4	126.3
Gold Fields Arctic Platinum Oy [4]	94.8	95.9
Agrihold (Pty) Limited [1,5]	—	2.1
Living Gold (Pty) Limited [1,5]	—	17.1

	551.7	661.5

(1)	These future deductions may be utilized against income generated by the individual tax entity concerned and do not expire unless the tax entity ceases to commercially operate for a period longer than one year. Under South African mining tax ring-fencing legislation, each tax entity is treated separately and as such these deductions can only be utilized by the tax entities in which the deductions have been generated.
(2)	Tax losses may be carried forward for five years. These losses expire on a first-in-first-out basis.
(3)	The tax losses can only be used to offset future interest income generated by Orogen and can be carried forward indefinitely.
(4)	Tax losses may be carried forward for ten years. These losses expire on a first-in first-out basis.
(5)	Tax losses are not available at December 31, 2013 as they were distributed as part of the Sibanye Gold spin-off.

Tax Years Open for Assessments

Tax years open for assessments
South Africa [1]	2003 - 2013
Ghana [2]	All years open
Australia [3]	2009 - 2013
Peru [4]	2008 - 2013

Notes:

(1)	The South African Tax legislation allows the Revenue Authorities to reopen assessments issued for a period of up to 3 years after the assessments were issued.
(2)	The Ghanaian Tax Authorities have the right to examine and, if necessary, amend the income tax determined by the relevant Group entity for any year without limitation to the years which may be reassessed.
(3)	The Australian Tax Authorities have the right to examine and, if necessary, amend the income tax determined by the relevant Group entity in the last four years, as from the date the tax returns have been filed.
(4)	The Peruvian Tax Authorities have the right to examine and, if necessary, amend the income tax determined by the relevant Group entity in the last four years, as from the date the tax returns have been filed.